Summary of Significant Accounting Policies	12 Months Ended
Jun. 30, 2018
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and pursuant to the rules and requirements of the Securities Exchange Commission (“SEC”).

The accompanying consolidated financial statements include the financial statements of CLPS and its subsidiaries. All inter-company balances and transactions have been eliminated upon consolidation. Results of subsidiaries and businesses acquired from third parties are consolidated from the date on which control is transferred to the Company.

Use of Estimates and Assumptions

In preparing the consolidated financial statements in conformity with US GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on information as of the date of the consolidated financial statements. Significant estimates required to be made by management include, but are not limited to, valuation of accounts receivable, prepayments, deposits and other assets, useful lives of property and equipment, intangible assets, goodwill impairment, the impairment of long-lived assets, provision for contingent liabilities, revenue recognition, accrued expenses and other current liabilities and realization of deferred tax assets. Actual results could differ from those estimates.

Fair Value of Financial Instruments

ASC 825-10 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 - inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.

●	Level 3 - inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the fair value of the Company’s financial instruments including cash and cash equivalents, accounts receivable, other receivables and other current assets, accounts payable, customer deposits, accrued expenses and other current liabilities approximates their recorded values due to their short-term maturities.

Cash and cash equivalents

The Company considers all highly liquid investment instruments with an original maturity of three months or less from the date of purchase to be cash equivalents. The Company maintains most of its bank accounts in the PRC. Cash balances in bank accounts in PRC are not insured by the Federal Deposit Insurance Corporation or other programs.

Accounts receivable

Accounts receivable are recorded at original invoice. The Company determines the adequacy of a reserve for doubtful accounts based on individual account analysis and historical collection trends. The Company establishes a provision for doubtful receivables when there is objective evidence that the Company may not be able to collect amounts due. The allowance is based on management’s best estimates of specific losses on individual customer exposures, as well as the historical trends of collections. Delinquent account balances are written-off against the allowance for doubtful accounts after management has determined that the likelihood of collection is not probable.

Prepayments, deposit and other assets

Prepayment, deposit and other assets primarily consists of advances to suppliers for purchasing goods or services that have not been received or provided and advances to employees. These advances are interest free, unsecured and short-term in nature and are reviewed periodically to determine whether their carrying value has become impaired.

Deferred contract costs

Deferred contract costs represent costs incurred in advance of revenue recognition arising from direct and incremental staff costs in respect of the fixed fee contracts according to the customer’s requirements prior to the delivery of services, and such deferred costs will be recognized upon the recognition of the related revenue.

Long term investment

The Company holds investments in equity method and cost method investees. Investee companies over which the Company has the ability to exercise significant influence but does not have a controlling interest and is the primary beneficiary are accounted for using the equity method. Significant influence is generally considered to exist when the Company has an ownership interest in the voting shares of the investee between 20% and 50%, and other factors, such as representation in the investee’s Board of Directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate. Under this method of accounting, the Company records its proportionate share of the net earnings or losses of equity method investees and a corresponding increase or decrease to the investment balances. The Company evaluates its equity method investments for impairment whenever events or changes in circumstances indicate that the carrying amounts of such investments may not be recoverable.

Investments in entities in which the Company has no control or significant influence and is not the primary beneficiary are accounted for at cost. Cost method investments are recorded at the lower of cost or fair value. If declines in the value of cost method investments are determined to be other-than temporary, a loss is recorded in the current period as a component of miscellaneous, net in the consolidated statements of income.

Business combination

Business combinations are recorded using the business acquisition method of accounting. The assets acquired, the liabilities assumed, and any non-controlling interest of the acquire at the acquisition date, if any, are measured at their fair values as of that date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any non-controlling interest of the acquire, if any, at the acquisition date over the fair values of the identifiable net assets acquired.

Non-controlling interests

The non-controlling interests are presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Company. Non-controlling interests in the results of the Company are presented on the face of the consolidated statement of income and comprehensive income as an allocation of the total income or loss for the year between non-controlling interest holders and the shareholders of the Company.

Property and Equipment, net

Property and equipment, net, are stated at cost less accumulated depreciation and amortization. The straight-line method is used to compute depreciation and amortization over the estimated useful lives of the assets, as follows:

Useful life
Leasehold improvement	The shorter of lease terms or the estimated useful lives
Machinery equipment	5–10 years
Transportation vehicles	5 years
Office equipment and furniture	5 years

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is charged to the statement of income.

Goodwill

Goodwill represents the excess of the consideration over the fair value of the net assets acquired at the date of acquisition. Goodwill is not amortized but rather tested for impairment at least annually at the reporting unit level by applying a fair-value based test in accordance with accounting and disclosure requirements for goodwill and other indefinite-lived intangible assets. This test is performed by management annually or more frequently if the Company believes impairment indicators are present. There was only one reporting unit (that also represented the operating segment) as of June 30, 2018. Goodwill was allocated to the one reporting unit as of June 30, 2018.

Impairment of long-lived assets

The Company reviews its long-lived assets, other than goodwill including property and equipment and intangible assets with definite lives for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Company measures impairment by comparing the carrying values of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amounts of the assets, the Company would recognize an impairment loss based on the excess of the carrying value over the assessed discounted cash flow amount.

Revenue Recognition

The Company provides a comprehensive range of IT services and solutions, which primarily are on a time-and-expense basis, or fixed-price basis

Revenue is considered realizable and earned when all of the following criteria are met: persuasive evidence of a sales arrangement exists; delivery has occurred or services have been rendered; the price is fixed or determinable; and collectability is reasonably assured.

Time-and-expense basis contracts

Revenues from time-and-expense basis contracts are recognized as the related services are rendered assuming all other basic revenue recognition criteria are met. Under time-and-expense basis contracts, the Company is reimbursed for actual hours incurred at pre-agreed negotiated hourly billing rates. Clients may terminate the contracts at any time before the work is completed but are obligated to pay the actual service hours incurred through the termination date at the contract billing rate.

Fixed-price basis contracts

Revenues from fixed-price customized solution contracts require the Company to perform services for systems design, planning and integrating based on customers’ specific needs which requires significant production and customization. The required customization work period is generally less than one year. Upon delivery of the services, customer acceptance is generally required. In the same contract, the Company is generally required to provide post-contract customer support (“PCS’) for a period from three months to one year (“PCS period”) after the customized application is delivered. The type of service for PCS clause is generally not specified in the contract or stand-ready service on when-and-if-available basis.

The Company determines there are following separated service elements in the fixed-fee customized solution contract:

1.	Solution development service and

2.	PCS

3.	Specific service such as training, if applicable

For multiple-element arrangements that include application customized services and PCS as well as specific service component, if applicable, the Company allocates contract revenue to all deliverables based on their relative selling prices. The Company uses a hierarchy to determine the selling price to be used for allocating revenue to the deliverables: (i) vendor-specific objective evidence of fair value (“VSOE”), (ii) third-party evidence of the selling price (“TPE”) and (iii) best estimate of the selling price (“BESP”). The Company uses VSOE of selling price in the selling price allocation in all instances where it exists. VSOE of selling price for products and services is determined when a substantial majority of the selling prices fall within a reasonable range when sold separately. Otherwise, BESP is used because the Company’s customized application differs substantially from that of competitors, it is difficult to obtain the reliable standalone competitive pricing necessary to establish TPE. Accordingly, the Company uses its best estimate of selling prices of solution development service and PCS (and specific service if applicable) as the basis of revenue allocation. In estimating its selling price for solution development service and PCS (and specific service if applicable), the Company considers the internal estimated cost to provide such services adjusted by reasonable profit margin for similar arrangements, customer demand, and the historical pricing as significant factors to determine the BESP.

Revenue allocates to solution development service component is recognized using contract accounting in accordance with Accounting Standards Codification (“ASC”) 605-35-25. The revenue recognition for these contracts varies depending on the terms of the individual contracts, and may be recognized proportionally over the term of the contract or deferred until the end of the contract term and recognized when our obligations have been fulfilled with the customer. For contacts with development period within three months, the related revenue is recognized on the completed contract method. Otherwise, revenue is recognized as the service is performed using the percentage of completion method of accounting, under which the total value of revenue is recognized on the basis of the percentage that total labor cost to date bears to the total expected labor costs. The Company considers labor time, the input measurement, is the best available indicator of the pattern and timing in which contract obligations are fulfilled. The Company has a long history of providing these services resulting in its ability to reasonably estimate the service hours expected to be incurred and the progress toward completion on each fixed-price customized contract based on the proportion of service hours incurred to date relative to total estimated service hours at completion. Estimated contract costs are based on the budgeted service hours, which are updated based on the progress toward completion on a monthly basis. Pursuant to the contract terms, the Company has enforceable right on payments for the work performed. Provisions for estimated losses, if any, on uncompleted contracts are recorded in the period in which such losses become probable based on the current contract estimates. In instances where substantive acceptance provisions are specified in customer contracts, revenues are deferred until all acceptance criteria have been met.

The fixed-priced customized solution arrangement provides customers with rights to unspecified PCS, if and when available. These services grant the customers on line and telephone access to technical support personnel during the term of the service. The revenue allocated to unspecific PCS component is deferred and recognized on a straight-line basis over the PCS period. Revenue allocates to the specific PCS or other services is recognized as the related services are rendered.

To date, the Company has not incurred a material loss on any contracts. However, as a policy, provisions for estimated losses on such engagements will be made during the period in which a loss becomes probable and can be reasonably estimated.

Differences between the timing of billings and the recognition of revenue based on various methods of accounting are recorded as deferred revenue.

Revenue includes reimbursements of travel and out-of-pocket expense, with equivalent amounts of expense recorded in cost of revenue. The Company reports revenues net of value added tax (“VAT”).  The Company’s subsidiaries in the PRC are subject to a 6% to 16% value added tax (“VAT”) and related surcharges on the revenues earned from providing services. The VAT rate is up to 16% since May 1, 2018.

Research and development

Research and development incur in the development of new software modules and products, either as part of internally used software or in conjunction with anticipated customer projects.  Technological feasibility for the Company’s software products is reached before the products are released for sale.  To date, expenditures incurred after technological feasibility was established and prior to completion of software development have not been material, and accordingly, the Company has expensed all when incurred.

Government subsidies

Government subsidies mainly represent amounts granted by local government authorities as an incentive for companies to promote development of the local technology industry. The Company receives government subsidies related to government sponsored projects, and records such government subsidies as a liability when it is received. The Company records government subsidies as other income when there is no further performance obligation.

Advertising expenditures

Advertising expenditures are expensed as incurred and such expenses were minimal for the periods presented.  Advertising expenditures have been included as part of selling and marketing expenses.

Operating leases

A lease for which substantially all the benefits and risks incidental to ownership remain with the lessor is classified by the lessee as an operating lease. All leases of the Company are currently classified as operating leases. The Company records the total expenses on a straight-line basis over the lease term.

Employee defined contribution plan

Full time employees of the Company in the PRC participate in a government mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the Company make contributions to the government for these benefits based on a certain percentage of the employee’s salaries. The Company has no legal obligation for the benefits beyond the contributions. The total amount was expensed as incurred.

Income Taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No significant penalties or interest relating to income taxes have been incurred during the years ended June 30, 2018, 2017 and 2016. All of the tax returns of the Company’s subsidiaries in China remain subject to examination by the tax authorities for five years from the date of filing through year 2022.

Value added tax (“VAT”)

Revenue represents the invoiced value of service, net of VAT. The VAT is based on gross sales price and VAT rates range up to 16%, depending on the type of service provided. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in tax payable. All of the VAT returns filed by the company’s subsidiaries in China, have been and remain subject to examination by the tax authorities for five years from the date of filing.

Earnings Per Share

Basic earnings per share is computed using the weighted average number of ordinary shares outstanding during the period. Diluted earnings per share is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period, which may include restricted share units, options, convertible securities and warrants. The computation of diluted earnings per share does not assume conversion, exercise, or contingent issuance of securities that would have an anti-dilutive effect (i.e. an increase in earnings per share amounts) on earnings per share.

Foreign Currency Translation

The functional currencies of the Company are the local currency of the county in which the subsidiary operates. The Company’s financial statements are reported using U.S. Dollars. The results of operations and the consolidated statements of cash flows denominated in foreign currencies are translated at the average rates of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currencies is translated at the historical rates of exchange at the time of capital contributions. Because cash flows are translated based on the average translation rates, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income (loss) included in consolidated statements of changes in shareholders’ equity. Gains and losses from foreign currency transactions are included in the consolidated statement of income and comprehensive income.

Comprehensive income (loss)

Comprehensive income (loss) consists of two components, net income (loss) and other comprehensive income (loss). Other comprehensive income (loss) refers to revenue, expenses, gains and losses that under GAAP are recorded as an element of shareholders’ equity but are excluded from net income. Other comprehensive income (loss) consists of a foreign currency translation adjustment resulting from the Company not using the U.S. dollar as its functional currencies.

Concentrations and Risks

-     Foreign currency risk

A majority of the Company’s expense transactions are denominated in RMB and a significant portion of the Company and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

Our functional currency is the RMB, and our financial statements are presented in U.S. dollars. The RMB depreciated by 2.0% in fiscal year 2017 and appreciated by 2.4% in fiscal 2018. It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the RMB and the U.S. dollar in the future. The change in the value of the RMB relative to the U.S. dollar may affect our financial results reported in the U.S. dollar terms without giving effect to any underlying changes in our business or results of operations. Currently, our assets, liabilities, revenues and costs are denominated in RMB.

To the extent that the Company needs to convert U.S. dollars into RMB for capital expenditures and working capital and other business purposes, appreciation of RMB against U.S. dollar would have an adverse effect on the RMB amount the Company would receive from the conversion. Conversely, if the Company decides to convert RMB into U.S. dollar for the purpose of making payments for dividends, strategic acquisition or investments or other business purposes, appreciation of U.S. dollar against RMB would have a negative effect on the U.S. dollar amount available to the Company.

-     Concentration of credit risk

As of June 30, 2018 and 2017, $4,012,088 and $4,199,905 of the Company’s cash and cash equivalents was on deposit at financial institutions in the PRC where there currently is no rule or regulation requiring such financial institutions to maintain insurance to cover bank deposits in the event of bank failure. As of June 30, 2018, the Company had $81,644, $4,005, $5,568,360 and $76,789 of cash and cash equivalents on deposit at financial institutions in Singapore, Australia, Hong Kong and Taiwan, respectively. As of June 30, 2017, the Company had $130,614, $130,413 and $353,636 of cash and cash equivalents on deposit at financial institutions in Singapore, Australia and Hong Kong, respectively.

-     Significant customers

For the years ended June 30, 2018, 2017 and 2016, one customer with its affiliates accounted for 30.8%, 38.6% and 59.2% of the Company’s total revenues, respectively. For the year ended June 30, 2018, one customer and its affiliates accounted for 35.9% of the Company’s total accounts receivable balance. For the year ended June 30, 2017, one customer and its affiliates accounted for 39.1% of the Company’s total accounts receivable balance. For the year ended June 30, 2016, two customers and its affiliates accounted for 47.3% and 10.0% of the Company’s total accounts receivable balance.

Statement of Cash Flows

In accordance with ASC 230, “Statement of Cash Flows,” cash flows from the Company’s operations are formulated based upon the local currencies. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

Risks and Uncertainties

The significant operations of the Company are located in the PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in the PRC, as well as by the general state of the PRC economy. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in the PRC. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, may not be indicative of future results.

Share-based payment

Share awards issued to non-employees, such as consultants and underwriters, including warrants and options are measured at fair value at the earlier of the commitment date or the date the service is completed and recognized over the period the service is provided. The Company uses the Black-Scholes pricing model to estimate the fair value of warrants. The determination of estimated fair value of share-based payment awards on the grant date using a Black-Scholes option pricing model is affected by the Company’s stock price as well as assumptions regarding a number of complex and subjective variables. These variables include the Company’s expected stock price volatility over the expected term of the awards, actual and projected warrant exercise behaviors, a risk-free interest rate and any expected dividends.

All share-based awards to employees and directors, including restricted share units (“RSUs”), are measured at the grant date based on the fair value of the awards. Share-based compensation, net of forfeitures, is recognized as expense on a straight-line basis over the requisite service period, which is the vesting period.

The Company recognizes the estimated compensation cost of service-based restricted share units based on the fair value of its ordinary shares on the date of the grant. The Company recognizes the compensation cost, net of estimated forfeitures, over a vesting term of generally three years.

Forfeitures are estimated at the time of grant and revised in subsequent periods if actual forfeitures differ from those estimates. The Company uses historical data to estimate pre-vesting restricted share units’ forfeitures and records share-based compensation expense only for those awards that are expected to vest.

Recent Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2014-09, “Revenue from Contracts with Customers (Topic 606)” (“ASU 2014-09”). ASU 2014-09 requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. ASU 2014-09 will replace most existing revenue recognition guidance in U.S. Generally Accepted Accounting Principles when it becomes effective and permits the use of either the retrospective or cumulative effect transition method. The guidance also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts. In August 2015, the FASB issued ASU No. 2015-14, “Deferral of the Effective Date” (“ASU 2015-14”), which defers the effective date for ASU 2014-09 by one year. For public entities, the guidance in ASU 2014-09 will be effective for annual reporting periods beginning after December 15, 2017 (including interim reporting periods within those periods), which means it will be effective for the Company’s fiscal year beginning July 1, 2018. In March 2016, the FASB issued ASU No. 2016-08, “Principal versus Agent Considerations (Reporting Revenue versus Net)” (“ASU 2016-08”), which clarifies the implementation guidance on principal versus agent considerations in the new revenue recognition standard. In April 2016, the FASB issued ASU No. 2016-10, “Identifying Performance Obligations and Licensing” (“ASU 2016-10”), which reduces the complexity when applying the guidance for identifying performance obligations and improves the operability and understandability of the license implementation guidance. In May 2016, the FASB issued ASU No. 2016-12 “Narrow-Scope Improvements and Practical Expedients” (“ASU 2016-12”), which amends the guidance on transition, collectability, noncash consideration and the presentation of sales and other similar taxes. In December 2016, the FASB further issued ASU 2016-20, “Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers” (“ASU 2016-20”), which makes minor corrections or minor improvements to the Codification that are not expected to have a significant effect on current accounting practice or create a significant administrative cost to most entities. The amendments are intended to address implementation and provide additional practical expedients to reduce the cost and complexity of applying the new revenue standard. These amendments have the same effective date as the new revenue standard. In September 2017, the FASB issued ASU No. 2017-13, which to clarify effective dates that public business entities and other entities were required to adopt ASC Topic 606 for annual reporting. A public business entity and certain other specified entities adopt ASC Topic 606 for annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. We are planning to adopt Topic 606 in the first quarter of our fiscal 2019 using the retrospective transition method, and are continuing to evaluate the impact our pending adoption of Topic 606 will have on our consolidated financial statements. The Company’s current revenue recognition policies are generally consistent with the new revenue recognition standards set forth in ASU 2014-09. Potential adjustments to input measures are not expected to be pervasive to the majority of the Company’s contracts.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), to increase the transparency and comparability about leases among entities. The new guidance requires lessees to recognize a lease liability and a corresponding lease asset for virtually all lease contracts. It also requires additional disclosures about leasing arrangements. ASU 2016-02 is effective for interim and annual periods beginning after December 15, 2018, and requires a modified retrospective approach to adoption assuming the Company will remain an emerging growth company at that date. Early adoption is permitted. In September 2017, the FASB issued ASU No. 2017-13, which to clarify effective dates that public business entities and other entities were required to adopt ASC Topic 842 for annual reporting. A public business entity that otherwise would not meet the definition of a public business entity except for a requirement to include or the inclusion of its financial statements or financial information in another entity’s filing with the SEC adopting ASC Topic 842 for annual reporting periods beginning after December 15, 2019, and interim reporting periods within annual reporting periods beginning after December 15, 2020. ASU No. 2017-13 also amended that all components of a leveraged lease be recalculated from inception of the lease based on the revised after tax cash flows arising from the change in the tax law, including revised tax rates. The difference between the amounts originally recorded and the recalculated amounts must be included in income of the year in which the tax law is enacted. In July 2018, the FASB issued ASU No. 2018-10, about improvements to clarify the Codification or to correct unintended application of guidance in ASU No. 2016-02. The amendments in ASU No. 2018-10 are of a similar nature to the items typically addressed in the Codification improvements project. The amendments in ASU No. 2018-10 affect narrow aspects of the guidance issued in the amendments in ASU No.2016-02. In July 2018, the FASB issued ASU No. 2018-11, which to clarify two requirements in the new leases standard: transition—comparative reporting at adoption and separating components of a contract. The amendments in this Update provide entities with an additional (and optional) transition method to adopt the new leases standard. Under this new transition method, an entity initially applies the new leases standard at the adoption date and recognizes a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption consistent with preparers’ requests. ASU No. 2018-11 also provides lessors with a practical expedient, by class of underlying asset, to not separate nonlease components from the associated lease component and, instead, to account for those components as a single component if the nonlease components otherwise would be accounted for under the new revenue guidance (Topic 606) and both of the following are met: the timing and pattern of transfer of the nonlease component(s) and associated lease component are the same, and the lease component, if accounted for separately, would be classified as an operating lease. The effective date and transition requirements for ASU No 2018-11 related to separating components of a contract are the same as the effective date and transition requirements in ASU 2016-02. The Company has not early adopted this update and it will become effective on July 1, 2020. The Company is currently evaluating the impact of this new standard on its consolidated financial statements and related disclosures.

In August 2016, the FASB issued a new pronouncement ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments, which amends the guidance in ASC 230 on the classification of certain cash receipts and payments in the statement of cash flows. The primary purpose of the ASU is to reduce the diversity in practice that has resulted from the lack of consistent principles on this topic. The ASU’s amendments add or clarify guidance on eight cash flow issues: (1) Debt prepayment or debt extinguishment costs; (2) Settlement of zero-coupon debt instruments or other debt instruments with coupon interest rates that are insignificant in relation to the effective interest rate of the borrowing; (3) Contingent consideration payments made after a business combination; (4) Proceeds from the settlement of insurance claims; (5) Proceeds from the settlement of corporate-owned life insurance policies, including bank-owned life insurance policies; (6) Distributions received from equity method investees; (7) Beneficial interests in securitization transactions; (8) Separately identifiable cash flows and application of the predominance principle. For public business entities, the guidance in the ASU is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years assuming the Company will remain as emerging growth company at that date. Early adoption is permitted for all entities. Entities must apply the guidance retrospectively to all periods presented but may apply it prospectively from the earliest date practicable if retrospective application would be impracticable. The Company has not early adopted this update and it will become effective on July 1, 2018.

In January 2017, the FASB issued ASU No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business”. The amendments in this ASU clarify the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. These amendments take effect for public businesses for fiscal years beginning after December 15, 2017 and interim periods within those periods assuming the Company will remain an emerging growth company at that date. The Company has not early adopted this update and it will become effective on July 1, 2018. The Company does not expect that the adoption of this guidance will have a material impact on its consolidated financial statements.

In January 2017 the FASB issued ASU No. 2017-04, “Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment.” This new standard eliminates Step 2 from the goodwill impairment test. Instead, an entity should compare the fair value of a reporting unit with its carrying amount and recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value, not to exceed the total amount of goodwill allocated to the reporting unit. The standard is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years, which means that it will be effective for us in the first quarter of our fiscal year beginning July 1, 2020 assuming the Company still remains an emerging growth company at that date. Early adoption is permitted. The Company is currently evaluating the impact of our pending adoption of ASU 2017-04 on its consolidated financial statements.

In May 2017, the FASB issued ASU No. 2017-09, Scope of Modification Accounting, to provide guidance to clarify when to account for a change to the terms or conditions of a share-based payment award as a modification. Under the new guidance, modification accounting is required only if the fair value, the vesting conditions, or the classification of the award (as equity or liability) changes as a result of the changes in terms or conditions. ASU 2017-09 is effective for all entities for annual periods, and interim periods within those annual periods, beginning after December 15, 2017 assuming the Company still remains an emerging growth company at that date. Early adoption is permitted and application is prospective. The Company has not early adopted this update and it will become effective on July 1, 2018. The Company does not expect that the adoption of this guidance will have a material impact on its consolidated financial statements.

In July 2017, the FASB issued ASU No. 2017-11, Earnings Per Share (Topic 260), Distinguishing Liabilities from Equity (Topic 480), and Derivatives and Hedging (Topic 815). The guidance of Part I is to clarify accounting for certain financial instruments with down round feature in a financial instrument that reduces the strike price of an issued financial instrument if the issuer sells shares of its stock for an amount less than the currently stated strike price of the issued financial instrument or issues an equity-linked financial instrument with a strike price below the currently stated strike price of the issued financial instrument. For freestanding equity classified financial instruments, the amendments require entities that present earnings per share (EPS) in accordance with Topic 260 to recognize the effect of the down round feature when it is triggered. That effect is treated as a dividend and as a reduction of income available to common shareholders in basic EPS. Convertible instruments with embedded conversion options that have down round features are now subject to the specialized guidance for contingent beneficial conversion features. The amendments also recharacterize the indefinite deferral of certain provisions of Topic 480 that now are presented as pending content in the Codification, to a scope exception. Those amendments do not have an accounting effect. The amendments in Part I of ASU No. 2017-11 are effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Early adoption is permitted for all entities, including adoption in an interim period. The amendments in Part II of this Update do not require any transition guidance because those amendments do not have an accounting effect. The Company has not early adopted this update and it will become effective on July 1, 2020. The Company is currently evaluating the impact of our pending adoption of ASU 2017-11 on its consolidated financial statements.

In September 2017, the FASB issued ASU No. 2017-09, “Compensation—Stock Compensation (Topic 718)”. The amendments affect any entity that changes the terms or conditions of a share-based payment award. An entity should account for the effects of a modification unless the fair value (or calculated value or intrinsic value, if such an alternative measurement method is used) of the modified award is the same as the fair value, the vesting conditions of the modified award are the same as the vesting conditions of the original award, and the classification of the modified award as an equity instrument or a liability instrument is the same as the classification of the original award. The amendments in this Update are effective for all entities for annual periods, and interim periods within those annual periods, beginning after December 15, 2017. Early adoption is permitted, including adoption in any interim period for public business entities for reporting periods for which financial statements have not yet been issued. The Company has not early adopted this update and it will become effective on July 1, 2018. The Company does not expect that the adoption of this guidance will have a material impact on its consolidated financial statements.

In February 2018, the FASB issued ASU No. 2018-02, “Income Statement—Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income”. The amendments eliminate the stranded tax effects resulting from the Tax Cuts and Jobs Act and will improve the usefulness of information reported to financial statement users. ASU No. 2018-02 is effective for all entities for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. The Company has not early adopted this update and it will become effective on July 1, 2019. The Company does not expect that the adoption of this guidance will have a material impact on its consolidated financial statements.

In February 2018, the FASB issued ASU No. 2018-03, Technical Corrections and Improvements to Financial Instruments—Overall (Subtopic 825-10), to provide guidance to clarify recognition and measurement of financial assets and financial liabilities. The amendments clarify certain aspects of the guidance issued in ASU No. 2016-01. All entities may early adopt ASU No. 2018-03 for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years, as long as they have adopted Update 2016-01. The Company has not early adopted this update and it will become effective on July 1, 2018. The Company does not expect that the adoption of this guidance will have a material impact on its consolidated financial statements.

In June 2018, the FASB issued ASU No 2018-07, Compensation—Stock Compensation (Topic 718), Improvements to Nonemployee Share-Based Payment Accounting. The amendments expand the scope of Topic 718 to include share-based payment transactions for acquiring goods and services from nonemployees. An entity should apply the requirements of Topic 718 to nonemployee awards except for specific guidance on inputs to an option pricing model and the attribution of cost (that is, the period of time over which share-based payment awards vest and the pattern of cost recognition over that period). The amendments specify that Topic 718 applies to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor’s own operations by issuing share-based payment awards. The amendments also clarify that Topic 718 does not apply to share-based payments used to effectively provide (1) financing to the issuer or (2) awards granted in conjunction with selling goods or services to customers as part of a contract accounted for under Topic 606, Revenue from Contracts with Customers. The amendments are effective for public business entities for fiscal years beginning after December 15, 2018, including interim periods within that fiscal year. The Company has not early adopted this update and it will become effective on July 1, 2019. The Company is currently evaluating the impact of our pending adoption of ASU 2018-07 on its consolidated financial statements.

In August 2018, the FASB issued ASU No 2018-13, Fair Value Measurement (Topic 820), Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. The amendments in this Update modify the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement, based on the concepts in the Concepts Statement, including the consideration of costs and benefits. The amendments in this Update are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The Company is currently evaluating the impact of our pending adoption of ASU 2018-07 on its consolidated financial statements.

The Company does not believe other recently issued but not yet effective accounting statements, if recently adopted, would have a material effect on the Company’s consolidated balance sheets, statements of income and comprehensive income and statements of cash flows.